Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (39,919)	$ (32,263)	$ (51,787)	$ (12,221)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	45,461,310	42,472,490	44,163,914	42,469,080
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.88)	$ (0.76)	$ (1.17)	$ (0.29)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.88)	$ (0.76)	$ (1.17)	$ (0.29)